Preferred Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preferred Stock	Preferred Stock
The board of directors is authorized, without approval of common stockholders, to provide for the issuance of preferred stock, in one or more classes or series, with such rights, preferences and privileges as the board of directors approves. Effective November 8, 2019, we initially classified and designated 5,000,000 shares of our authorized but unissued preferred stock as shares of Series 2019 Preferred Stock. The Series 2019 Preferred Stock ranks senior to common stock with respect to dividend rights and rights upon voluntary or involuntary liquidation, dissolution or winding up of the company. Holders of our Series 2019 Preferred Stock have no voting rights. Subsequent to December 31, 2020, and as described in Note 14, we increased the size of the offering to 10,000,000 shares.

The Series 2019 Preferred Stock receives a fixed preferred dividend based on a cumulative, but not compounded, annual return of 5.5% (based on $10.00 per share), has a fixed redemption date of December 31, 2023 and is classified as a liability on the consolidated balance sheets. We have the option to extend redemption of the Series 2019 Preferred Stock for two one-year extension periods, subject to an increase in the preferred dividend rate to 6.0%. We can also redeem the Series 2019 Preferred Stock early for cash at $10.00 per share plus all accrued and unpaid dividends beginning on January 1, 2022 or upon the occurrence of certain special events. Dividends to preferred stockholders are classified as interest expense on the consolidated statements of operations.

During the years ended December 31, 2020 and 2019 we raised approximately $31,735,000 and $1,198,000 of Series 2019 Preferred Stock, respectively. We incurred approximately $823,000 and $2,000 in dividends on our Series 2019 Preferred Stock for the years ended December 31, 2020 and 2019, respectively. We had 3,308,326 and 119,800 shares of Series 2019 Preferred Stock outstanding as of December 31, 2020 and 2019, respectively. The Series 2019 Preferred Stock ranks senior to common stock with respect to dividend rights and rights upon voluntary or involuntary liquidation, dissolution or winding up of the company.